Stockholders’ Equity	12 Months Ended
Nov. 30, 2022
Equity [Abstract]
Stockholders’ Equity

11. Stockholders’ Equity

11.1 Common Shares and Preferred Shares

Years Ended November 30, 2021 and 2020

As at November 30, 2021 and 2020 we had one class of common stock with voting rights that was issued on September 17, 2015 with no par value. 100% of the shares were held by BRI Alaska Holdings Inc. There were 300,000,000 shares authorized and 9,500,001 shares issued and outstanding for the years ended November 30, 2021 and 2020.

Year Ended November 30, 2022

On September 8, 2022, we redomiciled from Alaska to Nevada and our initial authorized shares were set at 10,000,000 common stock, no par value, and 1,000,000 preferred stock, no par value.

On September 22, 2022, we filed a Certificate of Amendment of Articles of Incorporation (the “Certificate of Amendment”) with the Secretary of State of Nevada to effect a 2.714286-for-1 stock split of the shares of our common stock, either issued and outstanding or held by the Company as treasury stock, effective as of such date (the “Stock Split”).

As a result of the Stock Split, every one share of issued and outstanding common stock was automatically split into 2.714286 issued and outstanding shares of common stock, without any change in the par value per share. No fractional shares were issued as a result of the Stock Split. The Stock Split increased the number of shares of common stock outstanding from 3,500,000 shares to 9,500,001 shares. Additionally, we changed: (a) the Company’s common stock par value from nil to $0.001, and increased the authorized shares of common stock from 10,000,000 to 300,000,000; and (b) the Company’s preferred stock par value from nil to $0.001, and increased the authorized shares of preferred stock from 1,000,000 to 10,000,000.

On September 23, 2022, BRI Alaska Holding’s transferred 100% of its shares in us to GoldMining and was dissolved.

On September 23, 2022, we granted 635,000 performance based restricted shares (Note 11.4).

As at November 30, 2022 there were 300,000,000 common shares authorized and 10,135,001 common shares issued and outstanding.

11.2 Additional Paid-in Capital

Investments by BRI Alaska Holdings and GoldMining in the operations of the Company are presented as additional paid-in capital in the financial statements. These contributions are used to fund exploration costs and general and administrative costs. BRI Alaska Holdings and GoldMining also incurred share-based compensation costs on behalf of the Company which are presented as a non-cash contribution.

The total contributions from BRI Alaska Holdings were $371,628 and $487,842 for the year ended November 30, 2021 and 2020, respectively.

The total contributions from GoldMining and BRI Alaska Holdings were $147,349 for the year ended November 30, 2022.

On September 26, 2022 we declared a reduction of stated capital in our common shares by way of a return of capital distribution to GoldMining of $1,096,343. The return of capital to GoldMining resulted in federal withholding taxes of $173,889. Pursuant to the return of capital, a note payable was issued to GoldMining in the amount of $1,096,343, which was subsequently retired as a part of the settlement of the Funding Commitment (Note 3).

On September 26, 2022, upon settlement of the Funding Commitment, the excess of proceeds received over the carrying value of the exploration and evaluation asset of $1,837,363 was recorded to additional paid-in capital (Notes 3 and 5).

U.S. GOLDMINING INC.

(formerly, BRI Alaska Corp.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.3 Equity Incentive Plans

On September 23, 2022 (the “Effective Date”), the Company adopted an equity incentive plan (the “Legacy Incentive Plan”). Unless sooner terminated by the Company’s board of directors, the Legacy Incentive Plan will terminate and expire on the tenth anniversary of the Effective Date. No award may be made under the Legacy Incentive Plan after its expiration date, but awards made prior thereto may extend beyond that date. The purpose of the Legacy Incentive Plan is to attract and retain the services of key employees, key contractors, and outside directors of the Company and its subsidiaries. The Legacy Incentive Plan only provides for the grant of restricted stock awards. The maximum number of shares of common stock that may be issued pursuant to the grant of the restricted stock awards shall be 1,000,000 shares of common stock in the Company.

The Company does not intend to make any further grants under our Legacy Incentive Plan following this offering.

11.4 Restricted Shares

On September 23, 2022, we granted awards of an aggregate of 635,000 shares of performance based restricted shares (the “Restricted Shares”) of common stock under the Legacy Incentive Plan to certain of our and GoldMining’s executive officers, directors and consultants.

The grant of 635,000 Restricted Shares, included 585,000 Restricted Shares which were issued in exchange for shares previously issued by U.S. GoldMining Inc. (“former U.S. Gold”), a company organized under the federal laws of Canada, to certain of our and GoldMining’s executive officers, directors and consultants on March 8, 2022. Former U.S. Gold had initially issued restricted shares with the goal of developing the Whistler Project as a separate standalone public company. Former U.S. Gold was a majority owned subsidiary of GoldMining at the time it was dissolved in September 2022.

The Restricted Shares are subject to restrictions that, among other things, prohibit the transfer thereof until certain performance conditions are met. In addition, if such conditions are not met within applicable periods, the restricted shares will be deemed forfeited and surrendered by the holder thereof to us without the requirement of any further consideration. Assuming completion of the offering, these conditions are:

(a)	with respect to 15% of the performance based restricted shares of common stock, if we have not completed equity financing(s) in an aggregate amount of at least $15,000,000 prior to or concurrently with the earlier of: (i) the date that is two years after the date of grant of such award; and (ii) the occurrence of a liquidation event, as such term is defined in the Legacy Incentive Plan, or any merger with or sale of our outstanding shares or all or substantially all of our assets to a third-party, referred to as an “Exit Transaction”, provided that, for greater certainty, the following shall not be considered an Exit Transaction: (A) any amalgamation, merger or consolidation of our business with or into a related entity; (B) a transaction undertaken solely for the purpose of changing our place of domicile or jurisdiction of incorporation; (C) an equity financing; and (D) completion of an initial public offering, spin-off from GoldMining or other going public transaction, referred to as an “IPO Event”;

(b)	with respect to 15% of the performance based restricted shares of common stock, an IPO Event has not occurred that values our business at a minimum of $100,000,000 prior to the date that is two years after the date of grant of such award;

U.S. GOLDMINING INC.

(formerly, BRI Alaska Corp.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(c)	with respect to 15% of the performance based restricted shares of common stock, if the recipient of such award ceases to be our or our affiliates’ director, officer, employee or consultant, as applicable, at any time during the period from the date of grant of such award until the date that is two years after the date of grant;

(d)	with respect to 15% of the performance based restricted shares of common stock, if we have not re-established camp at the Whistler Project and performed of a minimum of 10,000 meters of drilling prior to the date that is three years after the date of grant of such award;

(e)	with respect to 15% of the performance based restricted shares of common stock, if we have not achieved a share price of $15.00 prior to the date that is four years after the date of grant of such award;

(f)	with respect to 15% of the performance based restricted shares of common stock, if we have not achieved a $250,000,000 market capitalization, based on the number of shares of our outstanding common stock multiplied by the volume-weighted average price for any applicable five (5) consecutive trading day period on the principal stock exchange on which our common stock is listed prior to the date that is five years after the date of grant of such award; or

(g)	with respect to 10% of the performance based restricted common stock, if we have not achieved a share price of $25.00 prior to the date that is six years after the date of grant of such award.

During the year ended November 30, 2022, we recognized share-based compensation expense of $5,238 related to the Restricted Shares.